OTHER PAYABLES (Details 1) - Related Party [Member]	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Other Payables [Line Items]
Expenses paid by the major shareholders	¥ 3,062,709	$ 451,899	¥ 3,144,263
Due to family member of one owner	0	0	285,000
Due to management staff for costs incurred on behalf of Recon	251,310	37,080	250,981
Total	¥ 3,314,019	$ 488,979	¥ 3,680,244